General	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	SCINAI IMMUNOTHERAPEUTICS LTD (formerly known as BiondVax Pharmaceuticals Ltd. (the “Company”), operates focuses on: an innovative R&D and a Contract Development and Manufacturing Organization (“CDMO”) (please see section e). The R&D focuses on: (i) managing and guiding a research contract with the Max Planck Society (“MPG”), the parent organization of the Max Planck Institute for Multidisciplinary Sciences, and the University Medical Center Gottingen (“UMG”), both located in Germany; and (ii) developing licensed drug candidates throughout the pre-clinical and clinical steps required for drug approval. The CDMO focuses on providing drug development services to small biotech companies. The Company was incorporated on July 21, 2003 in Israel and started its activity on March 31, 2005. In June 2007, the Company completed an initial public offering of its ordinary shares on the Tel Aviv Stock Exchange (TASE) and then voluntarily delisted from the TASE in January 2018. In May 2015, the Company completed an initial public offering of American Depositary Shares (“ADS”) on the Nasdaq Capital Market. The Company’s principal executive offices and main laboratories are located in Jerusalem, Israel.

b.	On December 22, 2021, the Company signed an exclusive, worldwide, license agreement with MPG and UMG for the development and commercialization of an innovative COVID-19 VHH antibody fragment () therapy and an accompanying research collaboration agreement with MPG and UPG in support of the such COVID-19 nanoAb. The agreements became effective January 1, 2022 and provide for an upfront payment, development and sales milestones and royalties based on sales and sharing of sublicense revenues.

c.	On March 23, 2022, the Company signed a broader research collaboration agreement (“RCA”) with MPG and UMG covering the discovery, selection and characterization of additional nanoAbs for several other molecular targets that can leverage the nanoAbs’ unique and strong binding affinity, stability at high temperatures, and potential for more effective and convenient routes of administration. These targets are the basis for validated and currently marketed monoclonal antibodies, including for conditions such as psoriasis, asthma, macular degeneration, and psoriatic arthritis. Pursuant to the RCA, the Company has an exclusive option for exclusive license agreement for the development and commercialization of each of the nanoAbs covered by the agreement with MPG and UMG.

d.	On September 6, 2023, the Company announced the change of its corporate name from BiondVax Pharmaceuticals Ltd. to Scinai Immunotherapeutics Ltd.

e.	On September 6, 2023, the Company also announced the launch of a new business named Scinai Bioservices to serve as a CDMO, offering a multitude of drug development services to support small biotech companies through drug development as well as GMP manufacturing for clinical trials. In October 2023, the CDMO signed its first contract to provide R&D services to a biotech client and since then has signed a contract with several other clients, and the Company is in advanced contract discussions with additional potential clients.

f.	Effective July 1, 2023, the Company changed its functional currency to the U.S. dollar (“dollar”, “USD” or “$”) from the New Israeli Shekel (“NIS”). This change was based on an assessment by Company management that the dollar is the primary currency of the economic environment in which the Company operates, due to the starting of the company new business CDMO, including engaging in related agreements with suppliers and customers and the prospect markets it is intended to reach which operate mainly in USD. Accordingly, the functional and reporting currency of the Company in the year ended December 31, 2023, financial statements is the U.S. dollar. The change in functional currency was accounted for prospectively from such date.

In applying the change in reporting currency, all assets and liabilities of the Company’s operations were translated from their NIS functional currency into U.S. dollars using the exchange rates in effect on the balance sheet date, and shareholders’ equity was translated at the historical rates. Opening shareholders’ equity on August 1, 2018, has been translated at the historic rate on that date and any other movements in shareholders’ equity during the period from August 1, 2018 to December 31, 2022 were translated using the appropriate historical rates at the date of the respective transaction. All other revenues, expenses and cash flows were translated at the average rates during the reporting periods presented. The resulting translation adjustments are reported under comprehensive income as a separate component of shareholders’ equity.

g.	As of June 30, 2024, the Company’s cash and cash equivalents totaled $3,076. For the six months ended June 30, 2024, the Company had an operating loss of $3,955 and negative cash flows from operating activities of $3,221. The Company’s current cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the date of the filing date of the financial statements. Those factors raise substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. While the Company has successfully raised funds in the past, there is no guarantee that it will be able to do so in the future. The inability to borrow or raise sufficient funds on commercially reasonable terms, would have serious consequences on our financial condition and results of operations.

The Company’s current operating budget includes various assumptions concerning the level and timing of cash receipts and cash outlays for operating expenses and capital expenditures. The Company is planning to finance its operations from its existing working capital resources and additional sources of capital and financing that are in the advanced planning phase. However, there is no assurance that additional capital and/or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in amounts required.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. The financial statements for the six months ended June 30, 2024, do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

NOTE 1:- GENERAL

a.	SCINAI IMMUNOTHERAPEUTICS LTD (formerly known as BiondVax Pharmaceuticals Ltd) (the “Company”), operates two business units: an innovative R&D unit and a Contract Development and Manufacturing Organization (“CDMO”) unit ( please see section e). The R&D unit focuses on: (i) managing and guiding a research contract with the Max Planck Society (“MPG”), the parent organization of the Max Planck Institute for Multidisciplinary Sciences, and the University Medical Center Gottingen (“UMG”), both located in Germany; and (ii) developing licensed drug candidates throughout the pre-clinical and clinical steps required for drug approval. The CDMO unit focuses on providing drug development services to small biotech companies. The Company was incorporated on July 21, 2003 in Israel and started its activity on March 31, 2005. In June 2007, the Company completed an initial public offering of its ordinary shares on the Tel Aviv Stock Exchange (TASE) and then voluntarily delisted from the TASE in January 2018. In May 2015, the Company completed an initial public offering of American Depositary Shares (“ADS” ) on the Nasdaq Capital Market. The Company’s principal executive offices and main laboratory are located at Jerusalem, Israel.

b.

On December 22, 2021, the Company signed an exclusive, worldwide, license agreement with MPG and UMG for the development and commercialization of an innovative COVID-19 NanoAb therapy and an accompanying research collaboration agreement with MPG and UPG in support of the such COVID-19 NanoAb. The agreements became effective January 1, 2022 and provide for an upfront payment, development and sales milestones and royalties based on sales and sharing of sublicense revenues.

c.

On March 23, 2022, the Company executed an additional research collaboration agreement (“RCA”) with MPG and UMG covering the discovery, selection and characterization of NanoAbs for several other molecular targets that can leverage the Nanoabs’ unique and strong binding affinity, stability at high temperatures, and potential for more effective and convenient routes of administration. These targets are the basis for validated and currently marketed monoclonal antibodies, including for conditions such as psoriasis, asthma, macular degeneration, and psoriatic arthritis. According to the RCA, the Company will have an exclusive option for exclusive license agreement for the development and commercialization of each of the NanoAbs covered by the agreement with MPG and UMG.

d.	On September 6, 2023, the Company announced the change of its corporate name to Scinai Immunotherapeutics Ltd. from BiondVax Pharmaceuticals Ltd.
e.

On September 6, 2023, the Company launched a new business unit named Scinai Bioservices to serve as a CDMO, offering a multitude of drug development services to support small biotech companies through process development as well as pilot and clinical GMP manufacturing. In October 2023, the CDMO unit signed its first contract to provide R&D services to a biotech client and since then the Company has signed a contract with another client, and the Company is in advanced contract discussions with several other potential clients.

f.

As of December 31, 2023, the Company’s cash and cash equivalents totaled $4,870. In the year ended December 31, 2023, the Company had an operating loss of $9,706 and negative cash flows from operating activities of $9,382. The Company’s current cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the date of the filing date of the financial statements. Those factors raise substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. While the Company has successfully raised funds in the past, there is no guarantee that it will be able to do so in the future. The inability to borrow or raise sufficient funds on commercially reasonable terms, would have serious consequences on our financial condition and results of operations.

The Company’s current operating budget includes various assumptions concerning the level and timing of cash receipts and cash outlays for operating expenses and capital expenditures, including a cost saving plan. The Company is planning to finance its operations from its existing working capital resources and additional sources of capital and financing that are in the advanced planning phase. However, there is no assurance that additional capital and/or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in amounts required. Accordingly, the Company’s board of directors approved a cost saving plan, to be implemented if and as required, in whole or in part, at its discretion, to allow the Company to continue its operations and meet its cash obligations. The cost saving plan consists of cutting expenditures by means of further efficiencies and synergies, which include mainly the following steps: reduction in headcount and postponing or cancelling capital expenditures that would not be required for the implementation of the revised business plan.

The Company and the board of directors believe, however, that its existing financial resources, potential successful capital raising exercises and its operating plans, including the possible disposition of assets outside the ordinary course of business, restructuring of debt, along with the effects of the cost-saving plan, may be adequate to satisfy its expected liquidity requirements for a period of at least twelve months from the end of the filing date, although there is no guarantee.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. The financial statements for the year ended December 31, 2023, do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.